SEMI-ANNUAL REPORT

                                   [GRAPHIC]

                                FEBRUARY 28, 1998

TEMPLETON EMERGING
MARKETS FUND, INC.

[FRANKLIN TEMPLETON LOGO]

PAGE
[GRAPHIC]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.



[PHOTO OF J. MARK MOBIUS, PH.D.]



J. Mark Mobius, Ph.D.
President
Templeton Emerging
Markets Fund, Inc.

Dr. Mobius, a German citizen, has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to developing nations.

PAGE
SHAREHOLDER LETTER


Your Fund's Objective: Templeton Emerging Markets Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities.


Dear Shareholder:

This semi-annual report of Templeton Emerging Markets Fund covers the six months ended February 28, 1998. During this period, stock markets in developing countries experienced severe volatility due to the Asian currency crisis. At the epicenter of the crisis, the value of the Thai baht declined 22%, the Indonesian rupiah plunged 67%, the Malaysian ringgit skidded 21%, and the South Korean won dropped 45%.(1) These devaluations thrust many companies into bankruptcy, and adversely affected banking systems in these countries.

Stock markets in the region also suffered, as a rush for cash drove equity prices down in a wild melee of selling, the likes of which had not been seen for many years. From August 31, 1997 to their mid-January lows, Thailand's market dropped 58%,





(1) Source: Bloomberg. Price changes measured in U.S. dollars.

You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 11 of this report.


CONTENTS

Shareholder Letter            1

Performance Summary           5

Financial Highlights &
Statement of Investments     10

Financial Statements         23

Notes to Financial
Statements                   26



                                   [GRAPHIC]

PAGE
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/98

[GRAPH]



Indonesia's 74%, Malaysia's 57%, and South Korea's 71%.(2) Hong Kong's equity market was hit particularly hard when its government defended their dollar by raising overnight interbank interest rates substantially. Although this enabled the currency's peg to the U.S. dollar to be maintained, it precipitated a dramatic drop in property values. In response, the stock value of banks holding property as loan collateral fell, and Hong Kong's market dropped by 40% between October 3 and October 28, 1997.(2)

The European market most affected by the currency crisis was Russia, falling 30% during the six months, and erasing much of the spectacular gains of 1997. However, Poland's economy continued to grow, and its stock market rose almost 9% during the six months under review.(2)

The Asian currency crisis also profoundly affected Latin America. Capital inflows to the region fell as investors in developed countries perceived a higher risk of investing in all emerging markets. However, stock markets in many of these countries began to recover faster than those in Asia, and during the period, the Brazilian, Mexican and Argentinian markets fell just 4%, 12% and 17%, respectively.(2)

Within this environment, the Fund posted a six-month cumulative total return of -12.77% in market-price terms, and -12.39% in net asset value terms, as discussed in the Performance Summary on page 5.



2. Source: Bloomberg. Market returns are measured in U.S. dollars and include reinvested dividends.

2







PAGE
At the close of the reporting period, 97.5% of the Fund's total net assets were invested in long-term securities, with the remaining 2.5% in cash and other liquid assets. The portfolio was allocated among 32 emerging markets, with the largest percentages in Brazil (13.2% of total net assets), Portugal (10.6%), and Turkey (10.2%). Regionally, Asia represented the largest portion (41.7%), followed by Latin America (29.3%), and Europe (22.1%).

In our opinion, the emerging market crisis represents an excellent opportunity for long-term investors. It has forced many governments to address much-needed structural changes, and postpone or cancel over-ambitious infrastructure projects. Despite the problems of the past several months, many of the underlying economies are healthy, and equity markets could begin to show growth. However, for this to occur, government policies around the world will have to maneuver between the maintenance of a stable currency and the dangers of raising interest rates. To conclude, we believe that now is not a time for long-term investors to panic but rather to demonstrate their rational approach to investing by taking advantage of bargains.

Of course, investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term



  TOP 10 HOLDINGS
  2/28/98

  COMPANY,                                     % OF TOTAL
  INDUSTRY, COUNTRY                            NET ASSETS
  -----------------                            ----------
  Banco Comercial Portugues SA
  Banking, Portugal                               6.3%

  Telefonos de Mexico SA -
  Telmex, L, ADR
  Telecommunications, Mexico                      3.7%

  Antofagasta Holdings Plc
  Metals & Mining, Chile                          3.6%

  BPI Socieda de Gestora de
  Participacoes Socias SA
  Banking, Portugal                               3.5%

  Akbank
  Banking, Turkey                                 3.4%

  Centrais Eletricas Brasileiras SA -
  Eletrobras, B, pfd.
  Utilities Electrical & Gas, Brazil              3.4%

  Telecomunicacoes
  Brasileiras SA - Telebras
  Telecommunications, Brazil                      3.1%

  Ergo Bank SA
  Banking, Greece                                 2.8%

  Cheung Kong Holdings Ltd.
  Multi-Industry, Hong Kong                       2.8%

  Titan Cement Co., reg.
  Building Materials &
  Components, Greece                              2.5%


                                                                               3



PAGE
  TOP 10 COUNTRIES
  REPRESENTED IN THE FUND*
  Equity Investments
  (97.5% of Total Net Assests)
  2/28/98

                    % OF TOTAL
  COUNTRY           NET ASSETS
  -------           ----------
  Brazil                 13.2%

  Portugal               10.6%

  Turkey                 10.2%

  Hong Kong               9.7%

  Greece                  8.4%

  Mexico                  7.7%

  Thailand                5.7%

  Malaysia                4.9%

  South Africa            4.0%

  Chile                   3.7%

*Does not include investments in fixed-income securities, and short-term investments and other assets.



volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1,268% in the last 15 years, but has suffered five declines of more than 20% during that time.(3)

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

We welcome your comments and questions and thank you for your continued interest and support.



(3) Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1997.

4





PAGE
PERFORMANCE SUMMARY

In market-price terms, Templeton Emerging Markets Fund produced a -12.77% cumulative total return for the six-month period ended February 28, 1998. Based on the change in net asset value (in contrast to market price), the Fund delivered a -12.39% cumulative total return for the same period. Both total return figures assume reinvestment of dividends and capital gains in accordance with the dividend reinvestment plan.

We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on this page, based on the change in market price, the Fund delivered a 534.19% cumulative total return for the period from its inception on February 26, 1987 through February 28, 1998.

During the reporting period, the Fund's closing price on the New York Stock Exchange decreased $5.5625 per share, from $23.125 on August 31, 1997, to $17.5625 on February 28, 1998, while the net asset value decreased $4.91 per share, from $20.67 to $15.76.

Shareholders received combined distributions of $2.44 per share, including long-term capital gains of $2.115, short-term capital gains of 6.0 cents ($0.06) and dividend income totaling 26.5 cents ($0.265). Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


                                                                               5



PAGE

TEMPLETON EMERGING MARKETS FUND
Periods ended 2/28/98
                                                                              SINCE
                                                                            INCEPTION
                                            1-YEAR      5-YEAR    10-YEAR    (2/26/87)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)
  Based on change in net asset value       - 9.62%      95.00%     720.66%    616.95%
  Based on change in market price          - 2.16%      76.96%     719.46%    541.01%

Average Annual Total Return(2)
  Based on change in net asset value       - 9.62%      14.29%      23.43%    19.60%
  Based on change in market price          - 2.16%      12.09%      23.41%    18.39%

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

All calculations assume reinvestment of dividends and capital gains, either at net asset value or at market price on the reinvestment date, in accordance with the dividend reinvestment plan and do not reflect sales charges that would have been paid at inception or brokerage commissions that would have been paid on secondary market purchases. Investment return and principal value will change with market conditions, currency volatility and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


6




PAGE
THE FOLLOWING LETTER WAS WRITTEN BY DR. MOBIUS AFTER A TRIP TO SOUTHEAST ASIA.

I recently visited Thailand, Malaysia, Indonesia and Hong Kong, where the stocks of many companies were selling at prices far below their actual asset value. Although I met with some businessmen and investors who were glum about declines in the value of their nations' currencies, others with more perspective viewed the recent crisis as an opportunity.

One banker in Thailand admitted that his country and his bank were facing very difficult times. He said: "It is up to us. If we are willing to work hard and pull ourselves up, all will be well. At times like these, future fortunes will be built." A leading Malaysian businessman told me that governments and businessmen in the region would be forced to make changes for the better - changes that have been long overdue, and which will make governments and the business community more efficient.

My trip to Malaysia revealed exciting possibilities for investors looking to purchase assets at rock-bottom prices. One firm with extensive interests in construction, manufacturing, property development and


                                                                               7





PAGE
power generation was the first Malaysian company to sign an agreement with the country's national power company. It has more than US$400 million in cash assets which it is planning to use to acquire businesses that complement its existing operations. I also visited a diversified Malaysian shipping company involved mainly with the transportation of natural gas, which appeared to be a highly lucrative operation.

In Indonesia, I visited a cement company, which because of the weak rupiah, is now able to export competitively to almost any country in the world. Another Indonesian company I looked at, a vertically integrated pulp and paper producer, has its own energy supply, access to low-cost hardwood fiber, and labor costs which are among the world's lowest. This firm also benefits from the depreciation of the rupiah because about 50% of its products are exported.

"The crisis in Asia's capital markets can be seen as an opportunity to obtain investment bargains..."

The crisis in Asia's capital markets can be seen as an opportunity to obtain investment bargains, which probably will not be seen again for years to come. I remember arriving in Hong Kong in 1967, at the


8





PAGE
time when China's Cultural Revolution was spilling over the Crown Colony. As a result of threats that Red Guard hordes would sweep over Hong Kong in a bloodthirsty search for the "peoples' enemies," investors were fleeing and selling their assets for any price. These prices proved to be bargains for investors willing to wait and suffer through a number of difficult years. Many of those investors are today among the richest people in the world. Will history repeat itself? It generally does. But the rewards come only to the brave and the patient.*



Sincerely,





/s/ J. Mark Mobius
-------------------------
J. Mark Mobius, Ph.D.
President
Templeton Emerging Markets Fund, Inc.


*This letter reflects the strategies employed for the Fund during the past six months and includes our opinions as of the close of the period. However, market and economic conditions are constantly changing, which may affect our strategies and portfolio holdings.


                                                                               9







PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Highlights

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED AUGUST 31,
                                              FEBRUARY 28, 1998    --------------------------------------------------------
                                                 (UNAUDITED)         1997        1996        1995        1994        1993
                                              -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......          $20.67           $17.26      $18.23      $22.77      $17.94      $18.74
                                              -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss).............            (.01)             .27         .25         .23         .10         .29
 Net realized and unrealized gain
   (loss).................................           (2.46)            4.27        1.20       (1.62)       5.87        4.93
                                              -----------------------------------------------------------------------------
Total from investment operations..........           (2.47)            4.54        1.45       (1.39)       5.97        5.22
                                              -----------------------------------------------------------------------------
Less distributions from:
 Net investment income....................            (.27)            (.21)       (.26)       (.10)       (.29)       (.39)
 Net realized gains.......................           (2.17)            (.92)      (2.16)      (3.05)       (.85)      (5.63)
                                              -----------------------------------------------------------------------------
Total distributions.......................           (2.44)           (1.13)      (2.42)      (3.15)      (1.14)      (6.02)
                                              -----------------------------------------------------------------------------
Net asset value, end of period............          $15.76           $20.67      $17.26      $18.23      $22.77      $17.94
                                              =============================================================================
Total Return*
 Based on market value per share..........        (12.77)%           33.81%       7.45%    (16.94)%      26.11%      44.30%
 Based on net asset value per share.......        (12.39)%           27.34%       8.69%     (8.53)%      33.39%      34.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........        $264,743         $342,002    $283,678    $294,962    $363,760    $285,407
Ratios to average net assets:
 Expenses.................................           1.70%**          1.67%       1.71%       1.73%       1.78%       1.84%
 Net investment income (loss).............          (.13)%**          1.38%       1.51%       1.28%       0.46%       2.07%
Portfolio turnover rate...................          19.98%           12.60%       8.83%      27.58%       6.50%      21.55%
Average commission rate paid***...........          $.0022           $.0010      $.0008          --          --          --

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
                       See Notes to Financial Statements.
 10





PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES 97.5%
ARGENTINA 2.2%
Astra Cia Argentina de Petroleo SA..................           Energy Sources                  52,900     $     98,973
Atanor Cia Nacional Para la Industria Quimica SA,
  D.................................................              Chemicals                    57,964           62,633
Banco de Galicia y Buenos Aires SA, B...............               Banking                    241,751        1,504,458
Capex SA, A.........................................     Utilities Electrical & Gas            45,400          263,454
Central Costanera SA, B.............................     Utilities Electrical & Gas            40,150          125,332
Garovaglio Y Zorraquin SA...........................              Chemicals                   176,191          449,516
Molinos Rio de Plata SA, B..........................      Food & Household Products           113,405          246,214
Nobleza Piccardo Sdad Industrial Comercial y
  Financial.........................................         Beverages & Tobacco               17,760           79,961
Quilmes Industrial SA...............................         Beverages & Tobacco               10,000          118,125
Renault Argentina SA................................             Automobiles                   21,261           34,673
Sociedad Comercial del Plata Cadelplata Come........           Multi-Industry               1,185,430        1,719,750
Transportadora de Gas del Sur SA, B.................           Energy Sources                 137,738          325,916
Transportadora de Gas del Sur SA, B, ADR............           Energy Sources                   8,500           99,875
YPF Sociedad Anonima, ADR...........................           Energy Sources                  17,985          568,776
                                                                                                          ------------
                                                                                                             5,697,656
                                                                                                          ------------
BRAZIL 13.2%
Banco Bradesco SA...................................               Banking                211,158,132        1,793,672
Banco Bradesco SA, pfd. ............................               Banking                199,393,504        1,693,738
Banco do Brasil SA..................................               Banking                    533,000            3,584
Banco do Brazil SA, pfd. ...........................               Banking                 16,200,000          140,477
*Banco do Brasil SA, wts., A........................               Banking                  3,408,600            5,489
*Banco do Brasil SA, wts., B........................               Banking                  5,207,900            8,755
*Banco do Brasil SA, wts., C........................               Banking                  7,646,500           15,223
Centrais Eletricas Brasileiras SA (Electrobras), B,
  pfd. .............................................     Utilities Electrical & Gas       189,527,770        8,888,176
Copene-Petroquimica do Nordeste SA, A, pfd. ........              Chemicals                 5,781,800        1,568,041
Duratex SA, pfd. ...................................       Forest Products & Paper          8,887,800          330,299
Itausa-Investimentos Itau SA, pfd. .................           Multi-Industry               7,947,346        5,485,050
*Mannesmann SA......................................       Machinery & Engineering             21,968            2,721
*Mannesmann SA, pfd. ...............................       Machinery & Engineering          2,058,844          273,262
Petroleo Brasileiro SA (Petrobras), pfd. ...........           Energy Sources              26,390,966        5,978,045
Telecomunicacoes Brasileiras SA (Telebras)..........         Telecommunications            83,151,950        8,239,779
Unibanco Uniao de Bancos Brasileiros SA, unit.......               Banking                  7,223,468          492,153
                                                                                                          ------------
                                                                                                            34,918,464
                                                                                                          ------------
CHILE 3.7%
Antofagasta Holdings Plc. ..........................           Metals & Mining              1,849,181        9,398,536
Empresa Nacional de Electricidad SA, ADR............      Electrical & Electronics             21,600          398,250
                                                                                                          ------------
                                                                                                             9,796,786
                                                                                                          ------------
CHINA .7%
China Southern Glass Co. Ltd., B....................   Building Materials & Components        942,092          221,454
Chiwan Wharf Holdings Ltd., B.......................           Transportation               1,058,000          311,558
Guangshen Railway Co. Ltd., ADR.....................           Transportation                   6,000           77,625
Guangshen Railway Co. Ltd., H.......................           Transportation                 508,000          136,145
*Luoyang Glass Co. Ltd., H..........................    Misc Materials & Commodities          406,000           37,231
Shandong Huaneng Power Development Co. Ltd., ADR....     Utilities Electrical & Gas            24,000          202,500

                                                                              11




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHINA (CONT.)
Shanghai Chlor-Alkali Chemical Co. Ltd., B..........              Chemicals                 1,142,800     $    196,562
Shanghai Erfangji Textile Machinery Co. Ltd., B.....       Machinery & Engineering            269,356           23,165
Shanghai Jin Jiang Tower Co. Ltd., B................          Leisure & Tourism               756,360          143,708
Shanghai New Asia Group Co. Ltd., B.................      Food & Household Products           126,740           33,459
*Shanghai Steel Tube Co. Ltd., B....................       Machinery & Engineering            499,400           53,935
Shanghai Tyre & Rubber Co. Ltd., B..................        Industrial Components             614,300          158,489
*Shanghai Vacuum Electron Devices Co. Ltd., B.......   Appliances & Household Durables        892,360          151,701
Shanghai Yaohua Pilkington Glass, B.................   Building Materials & Components        251,250           47,737
*Shenzhen Properties & Resources Development Ltd.,
  B.................................................             Real Estate                  252,200           50,163
Shenzhen Vanke Co. Ltd., B..........................             Real Estate                  136,480           77,208
                                                                                                          ------------
                                                                                                             1,922,640
                                                                                                          ------------
COLOMBIA .9%
Bavaria SA..........................................         Beverages & Tobacco               12,000           74,132
Cementos Argos SA...................................   Building Materials & Components        341,728        1,271,735
Cia Colombiana de Tabacos SA Coltabaco..............         Beverages & Tobacco               70,000          130,252
Compania Nacional de Chocolates SA..................      Food & Household Products            79,955          449,302
Compania Suramericana de Inversiones SA.............              Insurance                    38,885          523,850
*Valores Bavaria SA.................................         Financial Services                20,000           65,498
                                                                                                          ------------
                                                                                                             2,514,769
                                                                                                          ------------
CZECH REPUBLIC .2%
*CEZ................................................     Utilities Electrical & Gas            15,600          447,122
Elektrarny Opatovice AS.............................           Energy Sources                     420           49,081
*Leciva AS..........................................       Health & Personal Care                 800           54,312
*SPT Telecom AS.....................................         Telecommunications                   500           59,345
                                                                                                          ------------
                                                                                                               609,860
                                                                                                          ------------
GHANA .1%
Ashanti Goldfields Co. Ltd., GDR....................           Metals & Mining                 23,469          224,422
                                                                                                          ------------
GREECE 8.4%
Alpha Credit Bank...................................               Banking                    117,820        6,311,712
Ergo Bank SA........................................               Banking                    148,793        7,427,486
Fourlis Brothers Corp. SA...........................   Appliances & Household Durables        116,430          712,828
Hellas Can Sa Packaging Manufacturers...............           Metals & Mining                 12,000          160,921
Hellenic Telecommunications Organizations...........         Telecommunications                13,022          258,202
*National Bank of Greece SA.........................               Banking                      8,732          622,695
Titan Cement Co., reg. .............................   Building Materials & Components        142,322        6,733,152
                                                                                                          ------------
                                                                                                            22,226,996
                                                                                                          ------------
HONG KONG 9.7%
CDL Hotel International Ltd. .......................          Leisure & Tourism                60,000           21,892
Cheung Kong Holdings Ltd. ..........................           Multi-Industry               1,054,000        7,385,147
Dairy Farm International Holdings Ltd. .............            Merchandising                 269,697          323,636
Hang Lung Development Co. Ltd. .....................             Real Estate                2,841,000        4,164,721
Hopewell Holdings Ltd. .............................       Construction & Housing             962,553          212,588
HSBC Holdings Plc. .................................               Banking                    189,446        5,480,905

 12





PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG (CONT.)
Jardine Matheson Holdings Ltd. .....................           Multi-Industry                  28,150     $    131,742
Jardine Strategic Holdings Ltd. ....................           Multi-Industry                 154,500          440,325
Lai Sun Garment International Ltd. .................           Multi-Industry                  45,000           24,411
New World Development Co. Ltd. .....................             Real Estate                1,118,443        4,124,191
Sun Hung Kai Properties Ltd. .......................             Real Estate                  431,000        3,228,673
Tian An China Investments Co. Ltd. .................             Real Estate                1,670,000           95,983
                                                                                                          ------------
                                                                                                            25,634,214
                                                                                                          ------------
HUNGARY .9%
Borsodchem RT.......................................              Chemicals                     8,472          284,275
Borsodchem RT, GDR..................................              Chemicals                     8,000          266,200
Egis RT.............................................           Multi-Industry                   4,550          277,102
*Fotex First Hungarian-American Photo-Service.......           Multi-Industry                 973,000          941,650
*Graboplast Textil Es Muborgyarto RT................         Textiles & Apparel                 7,250          344,055
Tiszai Vegyi Kombinat RT............................              Chemicals                    19,250          341,418
                                                                                                          ------------
                                                                                                             2,454,700
                                                                                                          ------------
INDIA 2.3%
Arvind Mills Ltd. ..................................         Textiles & Apparel                42,300           59,123
*ATV Projects India Ltd. ...........................       Machinery & Engineering            200,000           13,723
Bharat Petroleum Corp. Ltd. ........................           Energy Sources                  82,400          795,207
Bombay Dyeing & Manufacturing Co. Ltd. .............              Chemicals                    42,650           92,291
Bses Ltd. ..........................................     Utilities Electrical & Gas            11,300           57,577
Cochin Refineries Ltd. .............................           Energy Sources                  47,200          231,622
Essar Shipping Ltd. ................................           Transportation                  56,250           15,581
Garden Silk Mills Ltd. .............................         Textiles & Apparel                85,700           31,144
Grasim Industries Ltd. .............................           Multi-Industry                  27,550          200,376
Great Eastern Shipping Co. Ltd. ....................           Transportation                  63,500           67,050
Gujarat Industries Power Ltd. ......................     Energy Equipment & Services            2,800            1,519
Gujarat Narmada Valley Fertilizers Co. Ltd. ........              Chemicals                    43,600           23,711
Hindustan Organic Chemicals Ltd. ...................              Chemicals                     2,000              668
Hindustan Petroleum Corp. Ltd. .....................           Energy Sources                  21,000          247,090
India Cements Ltd. .................................   Building Materials & Components         37,300           58,201
India Cements Ltd., GDR.............................   Building Materials & Components         61,890           92,835
Indian Aluminium Co. Ltd. ..........................           Metals & Mining                  2,000            5,110
Indian Petrochemicals Corp. Ltd. ...................              Chemicals                    63,500           93,596
Indian Rayon & Industries Ltd. .....................           Multi-Industry                  27,750          102,890
Indian Rayon & Industries Ltd., GDR.................           Multi-Industry                   8,700           31,972
Indo Gulf Fertilisers & Chemicals Corp. Ltd. .......              Chemicals                    55,000           46,614
Industrial Credit & Inv. Corp. of India.............         Financial Services               439,600        1,004,321
Larsen and Toubro Ltd. .............................           Multi-Industry                 179,150        1,032,559
Madras Cements Ltd. ................................   Building Materials & Components            905           88,626
Mahanagar Telephone Nigam Ltd. .....................         Telecommunications                46,000          304,874
National Aluminium Co. Ltd. ........................           Metals & Mining                211,100          150,211
Reliance Industries Ltd. ...........................              Chemicals                   102,000          414,739
Steel Authority of India Ltd. ......................           Metals & Mining                 99,500           18,459
Tamil Nadu Newsprint & Papers Ltd. .................       Forest Products & Paper              5,500            2,998

                                                                              13







PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDIA (CONT.)
Tata Chemicals Ltd. ................................              Chemicals                    52,800     $    178,460
Tata Engineering & Locomotive Co. (Telco)...........       Machinery & Engineering             33,100          209,031
Tata Iron & Steel Co. Ltd. .........................           Metals & Mining                 35,000          117,675
Wockhardt...........................................       Health & Personal Care              34,700          191,622
                                                                                                          ------------
                                                                                                             5,981,475
                                                                                                          ------------
INDONESIA 1.4%
Asia Pulp & Paper Co. Ltd., ADR.....................       Forest Products & Paper             24,400          291,275
PT Barito Pacific Timber TBK........................       Forest Products & Paper          6,233,500        1,392,961
PT BBL Dharmala Finance, fgn. ......................         Financial Services               163,000           27,318
PT Charoen Pokphand Indonesia.......................      Food & Household Products         1,828,000           86,804
PT Ciputra Dev. ....................................             Real Estate                  732,000           26,581
PT Gadjah Tunggal TBK...............................             Automobiles                  446,000           18,687
PT Hanjaya Mandala Sampoerna........................         Beverages & Tobacco              241,000          137,330
PT Indah Kiat Pulp & Paper Corp. TBK................       Forest Products & Paper            343,300           74,797
*PT Indah Kiat Pulp & Paper Corp. TBK, wts. ........       Forest Products & Paper             25,920            2,592
PT Indocement Tunggal Prakarsa......................   Building Materials & Components      1,031,500          345,754
PT Indofoods Sukses Makmur..........................      Food & Household Products           417,250          125,874
PT Indosat..........................................         Telecommunications                15,500           22,038
PT Jakarta International Hotel & Development........             Real Estate                  294,500           31,260
PT Japfa Comfeed Indonesia..........................      Food & Household Products           539,000           21,078
PT Kalbe Farma......................................       Health & Personal Care             141,500           16,600
PT Lippo Life Insurance TBK.........................              Insurance                   872,500           31,683
PT Metrodata Electronic.............................      Electrical & Electronics            347,000           59,126
PT Modern Photo Film Co. ...........................           Multi-Industry                  17,500            2,933
PT Pakuwon Jati.....................................             Real Estate                  232,000           13,609
PT Semen Cibinong, loc. ............................   Building Materials & Components      4,700,500          249,468
PT Semen Gresik.....................................   Building Materials & Components        383,000          234,293
PT Sinar Mas Agro Resources & Technology Corp. .....      Food & Household Products            92,400            9,033
PT Sinar Mas Multi Artha, fgn. .....................         Financial Services               708,050          118,667
*PT Sinar Mas Multi Artha, wts., fgn. ..............         Financial Services                53,100              593
PT Sumalindo Lestari Jaya TBK.......................       Forest Products & Paper            123,000           11,681
PT Tambang Timah (Persero)..........................           Metals & Mining                191,000          161,123
PT Tempo Scan Pacific...............................       Health & Personal Care              69,000            5,011
*PT Tempo Scan Pacific, rts. .......................       Health & Personal Care             138,000            1,542
PT Tjiwi Kimia TBK..................................       Forest Products & Paper          1,205,000          225,517
PT United Tractors..................................       Machinery & Engineering             85,000           13,771
                                                                                                          ------------
                                                                                                             3,758,999
                                                                                                          ------------
ISRAEL .2%
Clal Industries Ltd. ...............................           Multi-Industry                  65,781          321,245
Discount Investment Corp. ..........................           Multi-Industry                   7,806          191,747
                                                                                                          ------------
                                                                                                               512,992
                                                                                                          ------------
JORDAN
Jordan Cement Factories Ltd. .......................   Building Materials & Components          7,000           26,582
                                                                                                          ------------

 14




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
MALAYSIA 4.9%
AMMB Holdings Bhd. .................................               Banking                    166,000     $    203,962
Berjaya Singer Bhd. ................................   Appliances & Household Durables         68,000           50,977
Boustead Holdings Bhd., fgn. .......................      Food & Household Products           250,000          240,866
*Edaran Otomobil Nasional Bhd. .....................             Automobiles                    3,000            6,495
Federal Flour Mills Bhd. ...........................      Food & Household Products           994,998        1,050,201
Genting Berhad......................................          Leisure & Tourism               132,000          435,832
Hong Leong Industries Bhd. .........................           Multi-Industry                  51,800           58,038
*Hong Leong Industries Bhd., fgn., wts. ............           Multi-Industry                   4,500              974
Hong Leong Properties Bhd., fgn. ...................             Real Estate                  248,000           86,582
Island & Peninsula Bhd., fgn. ......................             Real Estate                   45,000           30,446
Kian Joo Can Factory Bhd. ..........................        Industrial Components             140,000          242,490
Leader Universal Holdings Bhd. .....................        Industrial Components             198,000          123,783
Malayawata Steel Bhd. ..............................           Metals & Mining              1,104,000          478,051
Malaysian Airline System Bhd. ......................           Transportation                 220,000          252,449
Malaysian International Shipping Corp., fgn. .......           Transportation               1,930,666        3,553,052
MBF Capital Bhd. ...................................         Financial Services                98,000           46,414
MBF Capital Bhd., fgn. .............................         Financial Services               282,000          133,559
Oriental Holdings Bhd. .............................             Automobiles                1,566,408        3,179,448
Oriental Holdings Bhd., fgn. .......................             Automobiles                   42,000           85,250
Perlis Plantations Bhd. ............................           Multi-Industry                 783,598        1,293,626
Perlis Plantations Bhd., fgn. ......................           Multi-Industry                 127,750          210,900
Perusahaan Otomobil Nasional Bhd., fgn. ............             Automobiles                    1,000            1,881
Public Finance Bhd., fgn. ..........................         Financial Services               157,000           73,932
*Renong Bhd. .......................................           Multi-Industry                 254,000          119,610
*Renong Bhd., wts. .................................           Multi-Industry                   8,375            1,315
+Renong, 4.00%, conv., 5/22/01......................           Multi-Industry                  13,400MYR         1,360
Resorts World Bhd. .................................          Leisure & Tourism               383,000          829,229
Shangri-La Hotels (Malaysia) Bhd. ..................          Leisure & Tourism                98,000           40,844
Shangri La Hotels (Malaysia) Bhd., fgn. ............          Leisure & Tourism                47,000           19,589
Tanjong Plc. .......................................  Recreation & Other Consumer Goods        59,000          134,925
YTL Corp. Bhd. .....................................       Construction & Housing               2,000            3,437
                                                                                                          ------------
                                                                                                            12,989,517
                                                                                                          ------------
MEXICO 7.7%
*Altos Hornos de Mexico SA..........................           Metals & Mining                  4,000            6,546
*Cemex SA, B........................................   Building Materials & Components        514,250        2,461,306
*Cifra SA de CV.....................................            Merchandising                 148,296          286,694
Cifra SA de CV, C...................................            Merchandising                 980,043        1,747,510
DESC SA de CV DESC, A...............................           Multi-Industry                 108,000          752,560
DESC SA de CV DESC, C...............................           Multi-Industry                   3,314           24,219
*Grupo Financiero Banamex Accival SA, B.............               Banking                    568,000        1,429,245
*Grupo Financiero Banamex Accival SA, L.............               Banking                     40,959           91,292
*Grupo Financiero Bancomer SA de CV, B..............               Banking                  1,185,000          686,715
*Grupo Financiero Bancomer SA de CV, L..............               Banking                  2,669,370          926,897

                                                                              15




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
MEXICO (CONT.)
*Grupo Financiero Serfin SA de CV, B................               Banking                  1,007,411     $    159,541
Telefonos de Mexico SA (Telmex), L, ADR.............         Telecommunications               193,500        9,808,031
Vitro SA............................................      Food & Household Products           501,355        1,893,792
                                                                                                          ------------
                                                                                                            20,274,348
                                                                                                          ------------
PAKISTAN .5%
*DG Khan Cement Co. ................................   Building Materials & Components        110,000           16,248
Engro Chemical Pakistan Ltd. .......................              Chemicals                   134,900          328,927
Fauji Fertilizer Co. Ltd. ..........................              Chemicals                    67,000          124,770
National Development Leasing Corp. .................         Financial Services               155,925           21,614
Pakistan Telecommunications Corp., PTC, A...........         Telecommunications             1,293,000          962,272
                                                                                                          ------------
                                                                                                             1,453,831
                                                                                                          ------------
PERU .4%
Telefonica Del Peru SA, ADR B.......................         Telecommunications                54,000        1,022,625
                                                                                                          ------------
PHILIPPINES 2.5%
*A Soriano Corp. ...................................           Multi-Industry               1,058,000           39,367
Ayala Corp., B......................................           Multi-Industry                 182,000           85,795
*Digital Telecommunications Philippines Inc. .......         Telecommunications               360,000           20,817
Filinvest Development Corp. ........................             Real Estate                1,066,000          112,563
Keppel Philippine Holdings Inc., B..................       Machinery & Engineering            658,160           23,993
Metro Pacific Corp. MDI.............................           Multi-Industry                 502,740           20,982
Petron Corporation..................................           Energy Sources                 670,000           99,384
Philex Mining Corp., B..............................           Metals & Mining              8,231,008          202,800
Philippine Long Distance Telephone Co., ADR.........         Telecommunications               134,706        3,552,871
*Philippine National Bank...........................               Banking                    550,430        1,127,845
RFM Corporation.....................................      Food & Household Products         5,700,100          902,844
RFM Corporation, conv., pfd. .......................      Food & Household Products         1,049,109          123,440
Sime Darby Pilipinas Inc. ..........................        Industrial Components             573,286          381,950
                                                                                                          ------------
                                                                                                             6,694,651
                                                                                                          ------------
POLAND .4%
Elektrim SA.........................................           Multi-Industry                  13,750          179,751
*Impexmetal SA, A...................................           Metals & Mining                  1,603           14,784
Mostostal Export SA.................................       Construction & Housing             109,463          320,794
Orbis SA............................................          Leisure & Tourism                 3,696           27,610
*Polifarb Cieszyn Wroclaw SA........................              Chemicals                    21,360          108,626
*Polifarb Cieszyu Wroclaw SA, D.....................              Chemicals                     8,333           33,758
*Rolimpex SA........................................   Wholesale & International Trade            823            1,702
Warta SA............................................              Insurance                     5,000           67,519
Zaklady Cementowo Wapiennicze Gorazdze Chorula......   Building Materials & Components          2,625           87,110
*Zaklady Plyt Wiorowych Grajewo AS..................       Forest Products & Paper              1,800           87,918
                                                                                                          ------------
                                                                                                               929,572
                                                                                                          ------------

 16




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
PORTUGAL 10.6%
Banco Comercial Portugues SA........................               Banking                    500,232     $ 16,590,041
Banco Espirito Santo e Comercial de Lisboa..........               Banking                      6,200          251,904
Banco Totta & Acores SA.............................               Banking                      2,901           80,488
BPI Socieda de Gestora de Participacoes Socias SA...               Banking                    258,679        9,286,270
Espirito Santo Financial Group SA, ADR..............               Banking                     64,680        1,592,745
*Portucel Industrial Empresa Product de Celulose
  SA................................................       Forest Products & Paper             32,000          242,842
Sociedade Portuguesa de Celulose SA.................       Forest Products & Paper              2,510           97,252
                                                                                                          ------------
                                                                                                            28,141,542
                                                                                                          ------------
RUSSIA 1.4%
*Aeroflot...........................................           Transportation                     300           34,950
GUM Trade House.....................................            Merchandising                  30,000           77,325
Irkutskenergo.......................................     Utilities Electrical & Gas           394,000           60,282
Mosenergo...........................................     Utilities Electrical & Gas           283,000          370,164
Norilsk Nickel......................................           Metals & Mining                 44,000          233,200
Rao Gazprom, ADR, 144A..............................           Energy Sources                   2,000           41,200
Red October.........................................      Food & Household Products            22,000          308,000
*Rostelekom.........................................         Telecommunications                10,000           35,000
Rostelekom, pfd. ...................................         Telecommunications               138,400          276,246
*Saint Petersburg City Telephone Network, pfd., A...         Telecommunications                46,000           26,680
*Tyumen Aviatrans...................................         Telecommunications               530,000           31,270
Unified Energy System...............................     Utilities Electrical & Gas         6,940,000        1,916,828
*Unified Energy System, pfd. .......................     Utilities Electrical & Gas         1,260,000          216,090
                                                                                                          ------------
                                                                                                             3,627,235
                                                                                                          ------------
SINGAPORE 3.1%
Acer Computer International Ltd. ...................      Electrical & Electronics             13,000            9,490
Acma Ltd. ..........................................      Electrical & Electronics            416,000          323,456
Cycle & Carriage Ltd. ..............................             Automobiles                   65,000          288,800
Delgro Corp. .......................................           Transportation               1,869,200        2,306,942
First Capital Corp. Ltd. ...........................             Real Estate                   73,000           73,878
First Capital Corp. Ltd., fgn. .....................             Real Estate                  107,000          108,287
Fraser and Neave Ltd., fgn. ........................         Beverages & Tobacco               58,000          254,119
G P Batteries International Ltd. ...................      Electrical & Electronics             32,000          103,672
*G P Batteries International Ltd., wts. ............      Electrical & Electronics              8,750            9,719
Hai Sun Hup Group Ltd. .............................           Transportation                  43,000           17,513
Hai Sun Hup Group Ltd., fgn. .......................           Transportation                 340,000          138,476
*Hai Sun Hup Group Ltd., wts........................           Transportation                  33,600            3,836
Hong Leong Finance Ltd. ............................         Financial Services               270,000          333,230
*Inchcape Marketing Services Ltd., fgn. ............      Broadcasting & Publishing            40,000           10,120
Inchcape Motores Ltd., fgn. ........................   Wholesale & International Trade         40,000           60,475
Jaya Holdings Ltd. .................................           Transportation                 356,500           97,897
*Jaya Holdings Ltd., wts., expire 8/31/98...........           Transportation                  30,051              556
*Jaya Holdings Ltd., wts., expire 10/09/99..........           Transportation                  36,780            1,135
+Jaya Holdings Ltd., 3.00%, 8/31/98, conv. .........           Transportation                  15,900SGD         4,121
Jurong Shipyard Ltd., fgn. .........................       Machinery & Engineering             19,000           89,108
Keppel Corp. Ltd. ..................................           Transportation                 150,000          431,348

                                                                              17




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
MCL Land Ltd. ......................................             Real Estate                  161,000     $    126,177
Metro Holdings Ltd., fgn. ..........................   Wholesale & International Trade         40,000           54,798
Natsteel Ltd. ......................................           Metals & Mining                100,000          138,229
Natsteel Ltd., fgn. ................................           Metals & Mining                  1,000            1,382
Neptune Orient Lines Ltd. ..........................           Transportation                   8,000            3,752
Osprey Maritime Ltd. ...............................           Transportation                 322,000          155,983
Osprey Maritime Ltd., conv., pfd. ..................           Transportation                  66,960           26,858
Overseas Union Enterprise Ltd. .....................          Leisure & Tourism                41,000          100,191
Prima Ltd. .........................................      Food & Household Products           511,000          971,231
Republic Hotels & Resorts Ltd. .....................          Leisure & Tourism                98,000           39,914
Robinson & Co. Ltd. ................................            Merchandising                  23,000           83,030
Rothmans Industries Ltd. ...........................         Beverages & Tobacco                1,000            5,060
*SBS Bus Service Ltd., fgn. ........................           Transportation               1,032,100          401,248
Sembawang Corp. Ltd. ...............................           Multi-Industry                 290,000          608,454
Singapore Petroleum Company, fgn. ..................              Chemicals                    44,000           23,894
TIBS Holdings Ltd. .................................           Transportation                 175,700          104,086
*TIBS Holdings Ltd., wts. ..........................           Transportation                     547               44
Times Publishing Ltd. ..............................      Broadcasting & Publishing            26,000           51,342
United Industrial Corporation.......................             Real Estate                  164,000           66,288
United Industrial Corporation Ltd., fgn. ...........             Real Estate                  311,000          125,705
United Overseas Land Ltd. ..........................             Real Estate                  404,000          359,000
WBL Corp. Ltd. .....................................           Multi-Industry                 114,000          139,994
                                                                                                          ------------
                                                                                                             8,252,838
                                                                                                          ------------
SLOVAK REPUBLIC .2%
Nafta Gbely AS......................................     Utilities Electrical & Gas             8,462          250,462
Slovnaft AS.........................................              Chemicals                     8,000          197,113
Vychodoslovenske Zeleziarne AS......................           Metals & Mining                  5,000           91,468
                                                                                                          ------------
                                                                                                               539,043
                                                                                                          ------------
SOUTH AFRICA 4.0%
Aeci Ltd. ..........................................              Chemicals                    83,000          277,143
Alpha Ltd. .........................................   Building Materials & Components          7,000           69,412
Anglo American Industrial Corp. Ltd. ...............           Multi-Industry                  40,063          942,086
Anglovaal Industried Ltd. ..........................           Multi-Industry                 231,825          425,978
Barlow Ltd. ........................................           Multi-Industry                 196,900        1,840,894
Bonnita Holdings Ltd. ..............................      Food & Household Products            80,000           16,999
BTR Dunlop Ltd. ....................................        Industrial Components              61,000           27,158
CG Smith Ltd. ......................................           Multi-Industry                 206,000          981,746
De Beers Centenary Linked Units, Reg. ..............    Misc Materials & Commodities           55,100        1,092,745
Del Monte Royal Foods Ltd. .........................      Food & Household Products           517,825          314,373
Edgars Stores Ltd. .................................         Textiles & Apparel                19,078          305,001
Engen Ltd. .........................................           Energy Sources                 156,324          556,775
Foodcorp Ltd. ......................................      Food & Household Products            49,000          277,648
Ingwe Coal Corp. Ltd. ..............................           Metals & Mining                 68,000          231,185
Kersaf Investments Ltd. ............................          Leisure & Tourism                15,000          123,697
Malbak Ltd. ........................................           Multi-Industry                 106,500           89,441

 18




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
+McCarthy Retail Ltd., conv., zero coupon,
  9/30/03...........................................           Multi-Industry                  44,000ZAR  $     79,247
Palabora Mining Co. Ltd. ...........................           Metals & Mining                 39,500          279,773
Plate Glass & Shatterprufe Industries Ltd. .........   Building Materials & Components         14,000          230,901
Polifin Ltd. .......................................              Chemicals                   154,400          259,338
*Rainbow Chicken Ltd. ..............................      Food & Household Products         2,305,000           79,298
Rembrandt Group Ltd. ...............................           Multi-Industry                  30,000          205,201
Reunert Ltd. .......................................      Electrical & Electronics            106,000          169,463
*Sappi Ltd. ........................................       Forest Products & Paper             78,000          346,474
Sasol Ltd. .........................................           Energy Sources                  27,000          230,578
South African Breweries Ltd. .......................         Beverages & Tobacco               16,306          457,353
South African Iron & Steel Industrial Corp. Ltd. ...           Metals & Mining              1,290,738          430,986
Sun International (South Africa) Ltd. ..............          Leisure & Tourism                79,200           54,493
Tongaat-Hulett Group Ltd. ..........................           Multi-Industry                  19,500          205,201
Toyota South Africa Limited.........................             Automobiles                   12,000           59,010
                                                                                                          ------------
                                                                                                            10,659,597
                                                                                                          ------------
SOUTH KOREA .7%
*Daegu Bank Co. Ltd. ...............................               Banking                     74,484          155,992
*Dongkuk Steel Mill Co. Ltd. .......................           Metals & Mining                 15,700          102,872
*Hae In Corp. Ltd. .................................            Merchandising                   1,531           82,410
*Hankook Cosmetics Co. Ltd. ........................       Health & Personal Care               8,700           90,569
Korea Electric Power Corp. .........................     Utilities Electrical & Gas            14,100          188,230
*Kyung Dong Boiler Co. Ltd. ........................     Energy Equipment & Services            8,154           70,405
*Saehan Precision Co. Ltd. .........................      Electrical & Electronics             16,785          266,214
*Samsung Display Devices Ltd., L....................      Electrical & Electronics              5,930          344,978
*Samsung Heavy Industries Co. Ltd. .................       Machinery & Engineering             11,000           73,423
*Shin Poong Paper Manufacturing Co. Ltd. ...........       Forest Products & Paper              2,000           25,964
Shin Young Wocoal Inc. .............................         Textiles & Apparel                 1,610           72,859
*Ssangyong Oil Refining Co. Ltd. ...................     Energy Equipment & Services           29,710          234,696
Tong Yang Merchant Bank.............................         Financial Services                 8,666           21,652
                                                                                                          ------------
                                                                                                             1,730,264
                                                                                                          ------------
SRI LANKA
Aitken Spence & Co. Ltd. ...........................           Multi-Industry                  34,900           91,954
United Motor Lanka Ltd. ............................             Automobiles                  108,320           75,521
                                                                                                          ------------
                                                                                                               167,475
                                                                                                          ------------
THAILAND 5.7%
Advanced Info Service Ltd., fgn. ...................         Telecommunications               118,600          903,619
American Standard Sanitaryware Public Co. Ltd.,
  fgn...............................................   Building Materials & Components         17,000           75,424
*Asia Credit Public Co. Ltd. .......................         Financial Services                86,000           36,957
*Asia Fibre Public Co. Ltd., fgn. ..................         Textiles & Apparel               182,500           25,012
Ayudhya Insurance Public Co. Ltd., fgn. ............              Insurance                    15,000           71,080
Bangkok Insurance Public Co. Ltd. BKI...............              Insurance                    19,800          137,059
Bangkok Insurance Public Co. Ltd. BKI, fgn. ........              Insurance                     4,900           40,065
Banpu Public Company Ltd. ..........................           Energy Sources                  84,800          516,088
Charoen Pokphand Feedmill Public Co. Ltd. ..........      Food & Household Products            65,100          105,854

                                                                              19




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
Chareon Pokphand Feedmill Public Co. Ltd., fgn. ....      Food & Household Products            22,700     $     41,129
Dusit Thani Public Company Ltd., fgn. ..............          Leisure & Tourism                74,500           84,797
Hana Microelectronics Co. Ltd. .....................      Electrical & Electronics            160,000          613,240
Hana Microelectronics Co. Ltd., fgn. ...............      Electrical & Electronics             89,700          354,216
Industrial Finance Corp. of Thailand................         Financial Services               160,200           95,822
Industrial Finance Corp. of Thailand, fgn. .........         Financial Services               561,500          378,246
Italian-Thai Development Public Company Ltd. .......       Construction & Housing              38,100           39,826
Italian-Thai Development Public Company Ltd.,
  fgn. .............................................       Construction & Housing             185,600          194,007
Jasmine International Public Co. Ltd. ..............         Telecommunications               195,000          137,021
Jasmine International Public Co. Ltd., fgn. ........         Telecommunications               719,000          501,045
Kian Gwan (Thailand) Public Co. Ltd., fgn. .........             Real Estate                   26,000           44,692
Land and House Public Co. Ltd. .....................             Real Estate                  494,336          275,588
Land and House Public Co. Ltd., fgn. ...............             Real Estate                  154,300           95,877
National Petrochemical Public Company Ltd., fgn. ...              Chemicals                   723,300          743,462
*Phatra Thanakit Public Co. Ltd. ...................         Financial Services               739,332          695,539
*Phatra Thanakit Public Co. Ltd., fgn. .............         Financial Services               393,000          502,090
Regional Container Lines Public Co. Ltd. ...........           Transportation                     400              372
Regional Container Lines Public Co. Ltd., fgn. .....           Transportation                 139,000          193,728
Saha Union Public Co. Ltd. .........................           Multi-Industry                 400,000          301,974
Sanyo Universal Electric Public Co Ltd., fgn. ......   Appliances & Household Durables          6,000            3,519
Serm Suk Public Co. Ltd. ...........................      Food & Household Products            85,700          772,395
Serm Suk Public Co. Ltd., fgn. .....................      Food & Household Products             1,000            9,187
Shinawatra Computer & Communications Public Co.
  Ltd. .............................................      Electrical & Electronics             18,500           92,822
Siam Cement Public Co. Ltd. ........................   Building Materials & Components        125,000        1,242,741
Siam Cement Public Co. Ltd., fgn. ..................   Building Materials & Components         37,900          538,787
*Siam Makro Public Company Ltd., fgn. ..............            Merchandising                 437,100          817,341
*Sino-Thai Engineering & Construction Public Co.,
  fgn. .............................................       Construction & Housing              10,900            3,038
Thai Airways International Public Co. Ltd., fgn. ...           Transportation                 405,800          556,149
*Thai Engine Manufacturing Public Company Ltd. .....       Machinery & Engineering            162,000          413,937
*Thai Engine Manufacturing Public Company Ltd.,
  fgn. .............................................       Machinery & Engineering             31,000           79,210
Thai Investments and Securities Ltd. ...............         Financial Services               532,400          531,782
Thai Petrochemical Industry Public Co. Ltd. ........              Chemicals                    92,000           24,576
Thai Petrochemical Industry Public Co. Ltd.,
  fgn. .............................................              Chemicals                 1,166,100          311,502
Thai Plastic and Chemical Co. Ltd., fgn. ...........              Chemicals                     2,800            7,805
Thai Rayon Public Co. Ltd. .........................         Textiles & Apparel                17,300           24,513
*Thai Telephone & Telecommunication Public Co.
  Ltd. .............................................         Telecommunications               431,400          125,261
Thai Telephone & Telecommunication Public Co. Ltd.,
  fgn. .............................................         Telecommunications                12,000            3,415
Thai Wah Public Co. Ltd., fgn. .....................           Multi-Industry                   8,450            1,119
Tipco Asphalt Public Co. Ltd., fgn. ................   Building Materials & Components        169,000          367,050
Total Access Communication Public Co. Ltd. .........         Telecommunications               276,000          400,200
United Communications Industry Public Co. Ltd.,
  fgn. .............................................         Telecommunications               578,000          738,444
United Communications Industry Public Co. Ltd.,
  loc. .............................................         Telecommunications               589,000          656,725
United Standard Terminal Public Co. Ltd., fgn. .....   Wholesale & International Trade         88,000           37,816
                                                                                                          ------------
                                                                                                            14,963,163
                                                                                                          ------------

 20




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
                                                                  ------------------------------------------------
LONG TERM SECURITIES (CONT.)
TURKEY 10.2%
Akbank..............................................               Banking                115,164,373     $  9,098,484
Arcelik AS..........................................   Appliances & Household Durables     44,195,541        3,443,808
Beko Elektronik AS..................................   Appliances & Household Durables     16,415,386          653,773
Cimentas Izmir Cimento Fabrikasi Turk AS............   Building Materials & Components     11,979,407          596,377
Cimsa Cimento Sanayi ve Ticaret AS..................   Building Materials & Components      4,481,000          203,682
Erciyas Biracilik...................................      Food & Household Products           543,000           70,519
Eregli Demir ve Celik Fabrikalari AS................           Metals & Mining             25,961,250        3,203,011
Finansbank..........................................               Banking                252,438,231        3,934,102
Izocam Ticaret ve Sanayii AS, br. ..................   Building Materials & Components      8,359,587          238,845
Koc Holding AS......................................           Multi-Industry              18,250,450        2,962,735
Marshall Boya ve Vernik Sanayii AS..................        Industrial Components           5,753,256          747,176
*Netas Northern Electric Telekomunic Asyon AS.......      Electrical & Electronics            351,000          133,714
Petkim Petrokimya Holding AS........................              Chemicals                   170,000          104,870
Tekstil Bankasi AS, br. ............................               Banking                    578,534            7,639
Turk Demir Dokum, br. ..............................   Appliances & Household Durables     10,669,402          401,835
Turkiye Garanti Bankasi AS..........................               Banking                 25,719,060          990,908
Vakif Finansal Kiralama AS..........................         Financial Services            10,613,069           90,739
                                                                                                          ------------
                                                                                                            26,882,217
                                                                                                          ------------
VENEZUELA 1.2%
Ceramica Carabobo CA, A, ADR........................   Building Materials & Components         20,973          111,607
*Corporacion Industrial Carbabobo Saca SIC, B.......   Building Materials & Components        359,630           10,124
Electricidad de Caracas.............................     Utilities Electrical & Gas         1,477,072        1,354,548
*International Briquettes Holdings..................           Metals & Mining                    588            5,788
*Manufacturera de Aparatos Domesticos SA............   Appliances & Household Durables         36,000           20,198
Mavesa SA, ADR......................................      Food & Household Products           222,900        1,184,156
Siderurgica Venezolana Sivensa Saica Svs., A........           Metals & Mining              2,045,930          552,376
                                                                                                          ------------
                                                                                                             3,238,797
                                                                                                          ------------
ZIMBABWE .1%
Delta Corp. ........................................           Multi-Industry                 119,000           82,639
Meikles Africa Ltd. ................................           Multi-Industry                  37,000           41,625
Transarchipel Shipping Ltd. ........................           Multi-Industry                 587,000          137,691
Zimbabwe Sun Ltd. ..................................           Multi-Industry                 102,671           23,449
                                                                                                          ------------
                                                                                                               285,404
                                                                                                          ------------
TOTAL LONG TERM INVESTMENTS (COST $206,384,344).....                                                       258,132,674
                                                                                                          ------------

                                                                              21




PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                            ------
SHORT TERM INVESTMENTS (COST $7,555,451) 2.9%
+U.S. Treasury Bills, 4.98% to 5.10% with maturities
  to 6/25/98........................................                                       $7,663,000     $  7,590,857
                                                                                                          ------------
TOTAL INVESTMENTS (COST $213,939,795) 100.4%........                                                       265,723,531
OTHER ASSETS, LESS LIABILITIES (.4%)................                                                          (980,663)
                                                                                                          ------------
TOTAL NET ASSETS 100.0%.............................                                                      $264,742,868
                                                                                                          ============

CURRENCY ABBREVIATIONS:

MYR  -- Maylaysian Ringgit
SGD  -- Singapore Dollars
ZAR  -- South Africian Rand

*Non-income producing.
+Designates debt securities that are traded in U.S. dollars unless otherwise indicated.
                       See Notes to Financial Statements.
 22






PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $213,939,795)....    $265,723,531
 Cash.......................................................         124,847
 Receivables:
  Investment securities sold................................         497,723
  Dividends and interest....................................         184,606
                                                                ------------
      Total assets..........................................     266,530,707
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         832,566
  To affiliates.............................................         272,509
 Other liabilities..........................................         682,764
                                                                ------------
      Total liabilities.....................................       1,787,839
                                                                ------------
Net assets, at value........................................    $264,742,868
                                                                ============
Net assets consist of:
 Distributions in excess of net investment income...........    $   (222,680)
 Net unrealized appreciation................................      51,783,736
 Accumulated net realized gain..............................      16,191,388
 Capital shares.............................................     196,990,424
                                                                ------------
Net assets, at value........................................    $264,742,868
                                                                ============
Net asset value per share ($264,742,868 [divided by]
   16,800,338 shares outstanding)...........................          $15.76
                                                                ============

                       See Notes to Financial Statements.
                                                                              23




PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $150,469)
 Dividends..................................................    $ 1,682,178
 Interest...................................................        579,821
                                                                -----------
      Total investment income...............................                      $  2,261,999
Expenses:
 Management fees (Note 3)...................................      1,800,980
 Administrative fees (Note 3)...............................        216,117
 Transfer agent fees........................................         12,000
 Custodian fees.............................................        274,006
 Reports to shareholders....................................         81,000
 Registration and filing fees...............................         25,000
 Professional fees (Note 3).................................         24,606
 Directors' fees and expenses...............................         15,000
 Other......................................................          2,706
                                                                -----------
      Total expenses........................................                         2,451,415
                                                                                  ------------
            Net investment loss.............................                          (189,416)
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     25,291,930
  Foreign currency transactions.............................       (343,710)
                                                                -----------
     Net realized gain......................................                        24,948,220
     Net unrealized depreciation on investments.............                       (65,777,074)
                                                                                  ------------
Net realized and unrealized loss............................                       (40,828,854)
                                                                                  ------------
Net decrease in net assets resulting from operations........                      $(41,018,270)
                                                                                  ============

                       See Notes to Financial Statements.
 24





PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)..............................      $   (189,416)          $  4,470,808
  Net realized gain from investments and foreign currency
    transactions............................................        24,948,220             34,714,170
  Net unrealized appreciation (depreciation) on
   investments..............................................       (65,777,074)            35,709,116
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       (41,018,270)            74,894,094
 Distributions to shareholders from:
  Net investment income.....................................        (4,385,151)            (3,534,016)
  Net realized gains........................................       (36,081,159)           (15,067,265)
 Capital share transactions (Note 2):.......................         4,225,187              2,031,444
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................       (77,259,393)            58,324,257
Net assets:
 Beginning of period........................................       342,002,261            283,678,004
                                                                ---------------------------------------
 End of period..............................................      $264,742,868           $342,002,261
                                                                =======================================
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................      $   (222,680)          $  4,351,887
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              25




PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company. The Fund seeks long term capital appreciation by primarily investing in emerging country equity securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance of Brazil's balance of payments or serious reasons to foresee the imminence of such an imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. The Fund has investments in Brazilian companies with a value of approximately 35 million as of February 28, 1998.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 26








PAGE
TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL SHARES

At February 28, 1998, there were 30 million shares authorized ($0.01 par value). During the six months ended February 28, 1998 and the year ended August 31, 1997, 252,599 shares were issued for $4,225,187 and 112,244 shares were issued for $2,031,444 from reinvested distributions, respectively.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Assets Management Ltd. (TAML), and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager, and administrative manager, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee monthly to FT Services based on the rate of 0.15% per year of the Fund's average daily net assets

Included in professional fees are legal fees of $15,366 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At February 28, 1998, the net unrealized appreciation based on cost of investments for income tax purposes of $215,089,047 was as follows:

Unrealized appreciation.....................................  $ 94,634,268
Unrealized depreciation.....................................   (43,999,784)
                                                              ------------
Net unrealized appreciation.................................  $ 50,634,484
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1998 aggregated $45,431,519 and $54,261,743, respectively.

                                                                              27




PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Annual Meeting of Shareholders, February 17, 1998

An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 East Broward Boulevard, Ft. Lauderdale, Florida, on February 17, 1998. The purpose of the meeting was to elect three Directors of the Fund, to ratify the selection of McGladrey & Pullen, LLP, as the Fund's independent auditors for the fiscal year ending August 31, 1998, and in their discretion, to authorize the proxyholders to vote upon other such matters that may legally come before the meeting or any adjournment of the meeting. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Harmon E. Burns, Andrew H. Hines, Jr. and Charles B. Johnson.* The shareholders ratified the selection of McGladrey & Pullen, LLP, to serve as the Fund's independent auditors for the fiscal year ending August 31, 1998. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

1. The election of three (3) Directors for the term set forth below:

                                                                                 % OF                           % OF
                                                                              OUTSTANDING                    OUTSTANDING
                    TERM EXPIRING 2001:                          FOR            SHARES         WITHHELD        SHARES
------------------------------------------------------------------------------------------------------------------------
Harmon E. Burns.............................................  12,399,904       74.03%          215,824        1.29%
Andrew H. Hines, Jr. .......................................  12,417,807       74.14%          197,921        1.18%
Charles B. Johnson..........................................  12,444,967       74.30%          170,761        1.02%

2. The ratification or rejection of the selection of McGladrey & Pullen, LLP, as independent auditors for the Fund for the fiscal year ending August 31, 1998:

               % OF                    % OF                    % OF
            OUTSTANDING             OUTSTANDING             OUTSTANDING
   FOR        SHARES      AGAINST     SHARES      ABSTAIN     SHARES
-----------------------------------------------------------------------
12,245,304   73.10%       76,465     0.46%        293,959    1.76%

*Harris J. Ashton, Nicholas F. Brady, S. Joseph Fortunato, John Wm. Galbraith, Edith E. Holiday, Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
 28



PAGE

TEMPLETON EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features: -- Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gains distributions will be reinvested automatically; ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request. -- Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market. -- A participant has the option of submitting additional payments to Mellon Securities Trust Company (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Securities Trust Co." and sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attn: Templeton Emerging Markets Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares in the open market. -- The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax which may be payable on dividends or distributions. -- The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service fee of $5.00 and less trading fees. -- Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.

SHAREHOLDER INFORMATION

Shares of Templeton Emerging Markets Fund, Inc. are traded daily on the New York Stock Exchange under the symbol "EMF". The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about dividends and shareholder accounts, call 1-800-292-9293.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 10 a.m. Eastern Time any business day at 1-800-DIAL BEN (1-800-342-5236).

If any shareholder is not receiving copies of the Reports to Shareholders because shares are registered in a broker's name or in a custodian's name, he or she can write and request that his or her name be added to the Fund's mailing list, by writing Templeton Emerging Markets Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

                                                                              29

PAGE

                       This page intentionally left blank



PAGE

                       This page intentionally left blank



PAGE

                       This page intentionally left blank



PAGE
LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR CORPORATIONS
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.
                                                                         10/97.1




PAGE
TEMPLETON EMERGING
MARKETS FUND, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

TRANSFER AGENT
Chase Mellon Shareholder Services
450 West 33rd Street
New York, New York 10001
1-800/416-5585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up, and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


TLEMF S98 04/98                                 [LOGO] Printed on recycled paper